Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed Amount
Stock-based compensation expense related to stock options and RSUs is presented within the following line items in the Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the periods indicated:

	Three Months Ended March 31,
	2021	2020
Technology and product development	$11,616	$6,061
Sales and marketing	2,445	1,121
Cost of operations	1,481	1,671
General and administrative	21,912	10,832
Total	$37,454	$19,685

Stock-based compensation expense related to stock options and RSUs is presented within the following line items in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Technology and product development	$28,271	$16,107	$7,872
Sales and marketing	8,045	4,192	2,301
Cost of operations	6,067	1,678	1,841
General and administrative	57,487	38,959	30,922
Total	$99,870	$60,936	$42,936

Share-based Payment Arrangement, Option, Activity
The following is a summary of stock option activity for the period indicated:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2020	17,183,828	$9.92	6.6
Granted(1)	—	n/a
Exercised(2)	(963,873)	2.75
Forfeited	(2,523)	10.79
Expired	(42,912)	10.37
Outstanding as of March 31, 2021	16,174,520	$10.35	6.4
Exercisable as of March 31, 2021	14,113,930	$11.53	6.4
____________________
(1)There were no stock options granted during the three months ended March 31, 2021.
(2)The tax benefit from stock options exercised was not material for the period presented.

The following is a summary of stock option activity for the year indicated:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2019	17,640,539	$12.11	7.7
Granted(1)	217,275	11.39
Replacement Options(2)	3,980,300	0.65
Exercised(3)	(1,169,956)	3.23
Modifications(4)	(2,346,628)	13.34
Forfeited	(314,195)	11.61
Expired	(823,507)	11.42
Outstanding as of December 31, 2020	17,183,828	$9.92	6.6
Exercisable as of December 31, 2020	12,012,098	$10.28	6.4
____________________
(1)The weighted average grant date fair value of stock options granted during the year ended December 31, 2020 was $4.26.
(2)In connection with our acquisition of Galileo, we converted outstanding stock options to acquire common stock of Galileo into corresponding options to acquire common stock of SoFi at an exchange ratio of one Galileo option to 3.83 Replacement Options. See Note 2 for additional information.
(3)The tax benefit from stock options exercised was not material for the period presented.
(4)On May 14, 2020, certain employees were given the option to exchange stock options for RSUs at a conversion ratio of one RSU for every $13.00 of stock option value on the date of the offer. There were 296 employees who participated in this offer. On the date of the modification, the fair value of our common stock was $12.11. We concluded that all stock options were probable of vesting, as the impetus for the modification was to give certain employees who had stock options prior to RSU issuances becoming more ubiquitous at SoFi an opportunity to have more RSUs. Modifications of equity-classified awards that have performance and/or service conditions can be categorized into four types. We concluded that the facts and circumstances aligned with a probable-to-probable modification (Type I modification) for the modified stock options, and did not recognize any incremental share-based compensation expense because the fair value of the replacement award was less than the fair value of the replaced award at the time of the modification.

Share-based Payment Arrangement, Options, Inputs
The following table summarizes the inputs used for estimating the fair value of stock options granted during the years indicated. During the year ended December 31, 2020, the inputs disclosed below exclude those associated with Replacement Options granted in connection with our acquisition of Galileo. See Note 2 for the inputs used to estimate the fair value of the Replacement Options. There were no stock options granted during the year ended December 31, 2019.

	Year Ended December 31,
Input	2020	2018
Risk-free interest rate	0.3% – 1.4%	2.5% – 3.1%
Expected term (years)	5.5 – 6.0	5.7 – 6.3
Expected volatility	36.5% – 42.5%	35.0%
Fair value of common stock	$11.21 – $12.11	$10.78 – $11.97
Dividend yield	—%	—%

Share-based Payment Arrangement, RSU Activity
The following table summarizes RSU activity for the period indicated:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	25,591,913	$13.06
Granted	3,887,639	35.81
Vested(1)	(2,096,875)	12.12
Forfeited	(550,945)	12.61
Outstanding as of March 31, 2021	26,831,732	$16.44
________________________
(1)The total fair value, based on grant date fair value, of RSUs that vested during the three months ended March 31, 2021 was $25.4 million.
The following table summarizes RSU activity for the year indicated:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	14,512,888	$11.33
Granted	20,636,594	13.57
Modifications(1)	732,724	n/a
Vested(2)	(6,614,661)	11.53
Forfeited	(3,675,632)	11.64
Outstanding at December 31, 2020(3)	25,591,913	$13.06
________________________
(1)On May 14, 2020, certain employees were given the option to exchange options for RSUs. See “— Stock Options” above for additional information. The fair value of our common stock on the date of the modification was $12.11. There was no incremental fair value obtained based on the modification, and we continue to recognize stock-based compensation expense based on the original grant date fair value of the respective awards.
(2)The total fair value, based on grant date fair value, of RSUs that vested during the years ended December 31, 2020, 2019 and 2018 was $76.3 million, $50.4 million and $8.6 million, respectively.
(3)The weighted average grant date fair value of outstanding RSUs at December 31, 2020 includes the grant date fair value of modified unvested RSUs as described above in footnote (1).